Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Components of Accrued Expenses and Other Payables

The components of accrued expenses and other payables are as follows:

	December 31,
	2015	2016
	RMB	RMB	US$
VAT and surcharges payable	38,037	82,759	11,920
Payroll and welfare payable	239,945	302,006	43,498
Accrued rebates and cash incentives	410,893	473,271	68,165
Deposit from customers	19,458	66,526	9,582
Accrued expenses	71,961	118,877	17,122
Payable for purchase of fixed assets	2,612	12,200	1,757
Professional service fees	17,262	12,570	1,810
Payable for exercise of share-based awards	4,852	10,464	1,507
Others	28,453	72,874	10,498

	833,473	1,151,547	165,859